Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Revenue [Abstract]
Summary of Revenue
	Year Ended December 31
	2019	2020	2021
	NT$	NT$	NT$
	(In Millions)
Revenue from contracts with customers	$206,360	$206,396	$208,412
Other revenues
Government grants income	205	219	1,037
Rental income	818	843	864
Others	137	151	165
	1,160	1,213	2,066
Total	$207,520	$207,609	$210,478

Summary of Disaggregation of Revenue
a.	Disaggregation of revenue

2019

	Domestic Fixed Communi- cations Business	Mobile Communi- cations Business	Internet Business	International Fixed Communi- cations Business	Others	Total
	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Main Products and Service Revenues
Mobile services revenue	$—	$58,703	$—	$—	$—	$58,703
Sales of products	1,957	35,545	41	265	3,785	41,593
Local telephone and domestic long distance telephone services revenue	27,929	—	—	—	—	27,929
Broadband access and domestic leased line services revenue	22,116	—	—	—	—	22,116
Data Communications internet services revenue	—	—	21,003	—	—	21,003
International network and leased line services revenue	—	—	—	7,066	—	7,066
Others	13,064	1,142	8,790	4,144	810	27,950
	$65,066	$95,390	$29,834	$11,475	$4,595	$206,360

2020

	Domestic Fixed Communi- cations Business	Mobile Communi- cations Business	Internet Business	International Fixed Communi- cations Business	Others	Total
	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Main Products and Service Revenues
Mobile services revenue	$—	$56,724	$—	$—	$—	$56,724
Sales of products	2,214	32,112	107	313	4,645	39,391
Local telephone and domestic long distance telephone services revenue	26,475	—	—	—	—	26,475
Broadband access and domestic leased line services revenue	22,420	—	—	—	—	22,420
Data Communications internet services revenue	—	—	21,447	—	—	21,447
International network and leased line services revenue	—	—	—	3,884	—	3,884
Others	17,695	1,307	10,255	4,485	2,313	36,055
	$68,804	$90,143	$31,809	$8,682	$6,958	$206,396

2021

	Domestic Fixed Communi- cations Business	Mobile Communi- cations Business	Internet Business	International Fixed Communi- cations Business	Others	Total
	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Main Products and Service Revenues
Mobile services revenue	$—	$58,048	$—	$—	$—	$58,048
Sales of products	2,173	35,414	128	12	5,180	42,907
Local telephone and domestic long distance telephone services revenue	25,704	—	—	—	—	25,704
Broadband access and domestic leased line services revenue	23,012	—	—	—	—	23,012
Data Communications internet services revenue	—	—	22,281	—	—	22,281
International network and leased line services revenue	—	—	—	4,367	—	4,367
Others	13,255	1,222	10,428	4,246	2,942	32,093
	$64,144	$94,684	$32,837	$8,625	$8,122	$208,412

Summary of Contract Balances
b.	Contract balances

	January 1,	December 31
	2020	2020	2021
	NT$	NT$	NT$
	(In Millions)
Trade notes and accounts receivable (Note 10)	$26,408	$22,622	$23,947
Contract assets
Products and service bundling	$6,943	$7,232	$7,197
Others	116	612	983
Less : Loss allowance	(17)	(18)	(18)
	$7,042	$7,826	$8,162
Current	$4,441	$5,331	$5,554
Noncurrent	2,601	2,495	2,608
	$7,042	$7,826	$8,162
Contract liabilities
Telecommunications business	$12,772	$13,602	$13,144
Project business	10,360	6,687	5,435
Products and service bundling	39	16	4
Others	510	421	491
	$23,681	$20,726	$19,074
Current	$16,840	$13,437	$12,234
Noncurrent	6,841	7,289	6,840
	$23,681	$20,726	$19,074

Summary of Changes in Contract Assets and Contract Liabilities	Significant changes of contract assets and liabilities recognized resulting from product and service bundling were as follows:
	Year Ended December 31
	2019	2020	2021
	NT$	NT$	NT$
	(In Millions)
Contract assets
Net increase of customer contracts	$6,066	$5,972	$6,035
Reclassified to trade receivables	(6,405)	(5,681)	(6,039)
	$(339)	$291	$(4)
Contract liabilities
Net increase of customer contracts	$22	$7	$—
Recognized as revenues	(89)	(30)	(12)
	$(67)	$(23)	$(12)

Summary of Revenue Recognized

Revenue recognized for the period that was included in the contract liability at the beginning of the year was as follows:

	Year Ended December 31
	2019	2020	2021
	NT$	NT$	NT$
	(In Millions)
Telecommunications business	$6,186	$5,492	$5,952
Project business	3,973	6,092	4,630
Others	404	512	431
	$10,563	$12,096	$11,013

Summary of Incremental Costs of Obtaining Contracts
c.	Incremental costs of obtaining contracts
	December 31
	2020	2021
	NT$	NT$
	(In Millions)
Noncurrent
Incremental costs of obtaining contracts	$1,000	$988